Derivative Instruments - Summary of Derivative Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Statement [Line Items]
Assets, Trading (Note 2)	$ 30,807	$ 40,101
Assets, ALM (Note 2)	2,436	2,934
Assets	33,243	43,035
Liabilities, Trading (Note 2)	40,609	46,278
Liabilities, ALM (Note 2)	681	6,062
Liabilities	$ 41,290	$ 52,340